Operating Leases – Right-of-Use Assets	6 Months Ended
Oct. 31, 2023
Operating Leases – Right-of-Use Assets [Abstract]
Operating leases – right-of-use assets

Note 11 – Operating leases – right-of-use assets

The Company entered into an operating lease agreement for office space. None of the amounts disclosed below for these leases contain variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

As of April 30, 2023, the Company had operating lease liabilities, including current and noncurrent, in the amount of JPY3,467,368 and the corresponding operating lease right-of-use assets of JPY3,467,368.

As of October 31, 2023, the Company had operating lease liabilities, including current and noncurrent, in the amount of JPY15,085,116 (USD 99,598) and corresponding operating lease right-of-use assets of JPY15,781,366 (USD 104,195).

Operating lease costs for the six months ended October 31, 2022 and 2023 was JPY4,177,500 and JPY4,177,500 (US$27,582), respectively.

Lease commitments

The Company’s maturity analysis of operating lease liabilities as of October 31, 2023 is as follows:

	Operating Leases
	JPY	USD
	(Unaudited)	(Unaudited)
Remainder of 2024	4,177,500	27,582
2025	8,355,000	55,163
2026	2,785,000	18,387
Total lease payment	15,317,500	101,132
Less imputed interest	(232,384)	(1,534)
Present value of operating lease liabilities	15,085,116	99,598
Less: current obligation	(8,173,403)	(53,964)
Long-term obligation at October 31, 2023	6,911,713	45,634

Supplemental disclosure related to operating leases were as follows:

	For the six months ended October 31, 2023
	JPY	USD
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	4,177,500	27,582
Weighted average remaining lease term of operating leases	1.92 years
Weighted average discount rate of operating leases	1.60%